Note 5 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
December 31, 2016	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$133,878	3.75%	3/24/2017	$7,343	$6,734
Bank note	837,973	3.50%	11/25/2019	44,101	48,961
December 31, 2015	Outstanding	Current	Maturity	Interest	Interest
	Principal	Interest Rate	Date	Expense	Paid
At Need Funding line of credit	$59,484	3.50%	3/24/2017	$19,301	$20,002
Bank note	1,373,964	3.25%	11/25/2019	32,186	35,194